Segment and Related Information, Reconciliation of EBITDA to income (loss) from continuing operations before income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EBITDA: [Abstract]
Total segment EBITDA	$ 6,317	$ 8,699	$ 3,300
Other EBITDA	(16)	(10)	(15)
Less: [Abstract]
Depreciation and amortization expense	(1,267)	(1,393)	(1,385)
Interest expense	(287)	(519)	(526)
Add: [Abstract]
Interest income	29	9	12
Income from continuing operations before income taxes	$ 4,776	$ 6,786	$ 1,386